UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSRS

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-3420

                          Oppenheimer Integrity Funds
                          ---------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: June 30, 2005
                                              -------------

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

CORPORATE BONDS & NOTES--TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Electric Utilities                                                          3.0%
--------------------------------------------------------------------------------
Diversified Financial Services                                              2.9
--------------------------------------------------------------------------------
Insurance                                                                   2.4
--------------------------------------------------------------------------------
Media                                                                       2.4
--------------------------------------------------------------------------------
Automobiles                                                                 1.9
--------------------------------------------------------------------------------
Real Estate                                                                 1.7
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      1.7
--------------------------------------------------------------------------------
Food & Staples Retailing                                                    1.3
--------------------------------------------------------------------------------
Health Care Providers & Services                                            1.2
--------------------------------------------------------------------------------
Food Products                                                               1.1

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets.

--------------------------------------------------------------------------------

CREDIT ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Treasury                6.3%
Agency                 43.8
AAA                    23.4
AA                      2.3
A                       5.9
BBB                    13.7
BB                      1.7
B                       0.3
Not Rated               2.6

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on total market value of investments.

--------------------------------------------------------------------------------


                         9 | OPPENHEIMER CORE BOND FUND

NOTES
--------------------------------------------------------------------------------

TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN A HYPOTHETICAL INVESTMENT FOR THE PERIODS SHOWN. CUMULATIVE TOTAL RETURNS ARE NOT ANNUALIZED. THE FUND'S TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF INCOME TAXES ON AN INDIVIDUAL'S INVESTMENT. TAXES MAY REDUCE YOUR ACTUAL INVESTMENT RETURNS ON INCOME OR GAINS PAID BY THE FUND OR ANY GAINS YOU MAY REALIZE IF YOU SELL YOUR SHARES. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

CLASS A shares of the Fund were first publicly offered on 4/15/88. The Fund's maximum sales charge for Class A shares was lower prior to 3/29/91, so actual performance may have been higher. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "10-year" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 7/11/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 4/27/98. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                         10 | OPPENHEIMER CORE BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                         11 | OPPENHEIMER CORE BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                             BEGINNING         ENDING             EXPENSES
                             ACCOUNT           ACCOUNT            PAID DURING
                             VALUE             VALUE              6 MONTHS ENDED
                             (1/1/05)          (6/30/05)          JUNE 30, 2005
--------------------------------------------------------------------------------
Class A Actual               $1,000.00         $1,021.40          $4.52
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00          1,020.33           4.52
--------------------------------------------------------------------------------
Class B Actual                1,000.00          1,017.60           8.29
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00          1,016.61           8.28
--------------------------------------------------------------------------------
Class C Actual                1,000.00          1,017.60           8.29
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00          1,016.61           8.28
--------------------------------------------------------------------------------
Class N Actual                1,000.00          1,020.10           5.78
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00          1,019.09           5.77
--------------------------------------------------------------------------------
Class Y Actual                1,000.00          1,022.70           3.27
--------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00          1,021.57           3.26

Hypothetical assumes 5% return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2005 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A           0.90%
----------------------------
Class B           1.65
----------------------------
Class C           1.65
----------------------------
Class N           1.15
----------------------------
Class Y           0.65

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                         12 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL                VALUE
                                                                                             AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--12.3%
-------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 3.32%, 4/20/08 1,2                                             $    890,000       $      888,665
-------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates:
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                                      996,818              995,115
Series 2005-A, Cl. A2, 3.65%, 12/26/07                                                    3,540,000            3,538,893
-------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                     2,850,000            2,823,550
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                                                    1,820,000            1,820,563
-------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 1                                                  1,021,235            1,015,338
Series 2005-B, Cl. AF1, 4.02%, 3/26/35 1                                                    977,196              975,377
Series 2005-C, Cl. AF1, 4.196%, 6/25/35 1                                                 2,740,000            2,738,288
-------------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates,
Home Equity Mtg. Obligations:
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                                      185,613              185,292
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                                    488,687              486,835
Series 2004-1, Cl. 1A2, 2.427%, 6/25/19                                                   1,770,000            1,761,383
-------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust,
Automobile Loan Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                                       470,767              471,966
Series 2005-A, Cl. A2, 3.72%, 12/15/07                                                    3,190,000            3,184,577
-------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06 1                                                2,360,000            2,347,868
-------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                                    2,580,000            2,622,793
Series 2003-C4, Cl. C4, 5%, 6/10/15                                                         430,000              438,289
-------------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized Mtg.
Obligations, Series 2003-3, Cl. AF1, 3.434%, 8/25/33 2                                      165,782              165,886
-------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc.,
Home Equity Asset-Backed Certificates:
Series 2002-4, Cl. A1, 3.684%, 2/25/33 2                                                    223,972              227,083
Series 2005-7, Cl. AF1B, 4.317%, 6/1/35                                                   2,840,000            2,839,716
-------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2001-D, Cl. A4, 3.78%, 2/6/07                                                        370,580              370,831
Series 2002-A, Cl. A4, 4.49%, 10/6/08                                                       900,169              902,702
Series 2004-B, Cl. A2, 2.48%, 2/8/07 1                                                      748,489              747,057
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                      3,733,597            3,720,840
Series 2005-A, Cl. A2, 3.17%, 9/8/07 1                                                    3,430,000            3,421,282
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                                     3,150,000            3,149,980
-------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34                                                      570,000              565,853
-------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                                    1,012,489            1,009,689
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                    2,060,000            2,047,855
Series 2005-B, Cl. A2, 3.77%, 9/15/07                                                     3,140,000            3,139,399


                         13 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL                VALUE
                                                                                             AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-------------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                                  $  1,159,266       $    1,156,125
-------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                                       476,880              476,790
Series 2005-1, Cl. A2, 3.21%, 5/21/07 1                                                   1,370,000            1,366,670
Series 2005-3, Cl. A2, 3.73%, 10/18/07                                                    2,960,000            2,960,000
-------------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31 1                                                  2,037,531            2,116,994
-------------------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates, Series 2002-1,
Cl. A3, 2.49%, 10/22/07                                                                     335,756              335,657
-------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 4.57%, 3/15/16 2                                                  4,070,000            4,335,836
-------------------------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable Obligations,
Series 2004-A, Cl. A2, 1.50%, 2/15/07                                                       402,541              401,974
-------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl
ECFD, 8.75%, 1/25/29 1                                                                    1,750,658              472,678
-------------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series 2004-A,
Cl. A2, 2.55%, 1/15/07                                                                    1,836,683            1,831,232
-------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.,
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                                      214,611              214,811
-------------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations,
Series 2002-B, Cl. A4, 4.71%, 3/15/09                                                     2,269,442            2,275,987
-------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 3.464%, 11/25/34 1,2                                                 420,417              420,714
-------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. AF2, 3.735%, 11/10/34 1                                                  780,000              773,136
Series 2005-1, Cl. AF2, 3.914%, 5/25/35                                                     570,000              565,742
Series 2005-2, Cl. AF2, 4.415%, 4/25/35 1                                                 1,030,000            1,031,017
-------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity Asset-Backed
Pass-Through Certificates, Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28 3                     2,350,000            2,356,252
-------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations,
Pass-Through Certificates, Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                       5,076,224            5,103,059
-------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities,
Series 2001-A, 6.79%, 6/1/10                                                              1,230,000            1,224,650
-------------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2001-2, Cl. A4, 3.91%, 4/16/07                                                       200,135              200,283
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                     1,806,587            1,802,139
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                                     1,960,000            1,954,219
-------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                     2,527,708            2,519,444
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                                     2,580,000            2,576,537


                         14 | OPPENHEIMER CORE BOND FUND

                                                                                          PRINCIPAL                VALUE
                                                                                             AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-------------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%, 5/21/07                                                  $  1,536,066       $    1,531,049
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                                   2,848,327            2,826,750
-------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates,
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                                    2,345,252            2,335,394
                                                                                                          ---------------
Total Asset-Backed Securities (Cost $95,100,677)                                                              93,768,104

-------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--72.0%
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--59.1%
-------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--58.9%
Fannie Mae Whole Loan, Collateralized Mtg. Obligations Pass-Through
Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                         2,737,552            2,892,393
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
6%, 7/1/24-10/1/34                                                                       22,142,727           22,729,391
6.50%, 4/1/18-4/1/34                                                                      4,799,915            4,989,721
7%, 3/1/31-3/1/33                                                                        10,867,349           11,446,307
7%, 7/1/35 4                                                                              6,731,000            7,086,478
8%, 4/1/16                                                                                1,135,484            1,214,207
9%, 3/1/17-5/1/25                                                                           330,699              359,496
12.50%, 4/1/14                                                                                2,069                2,322
13.50%, 11/1/10                                                                               4,784                5,357
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Pass-Through Participation Certificates, Series 151, Cl. F, 9%, 5/15/21                      63,046               63,029
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 2075, Cl. D, 6.50%, 8/15/28                                                          722,948              751,740
Series 2456, Cl. BD, 6%, 3/15/30                                                          1,149,692            1,157,157
Series 2500, Cl. FD, 3.72%, 3/15/32 2                                                       714,923              717,389
Series 2526, Cl. FE, 3.62%, 6/15/29 2                                                       954,740              957,863
Series 2550, Cl. QK, 4.50%, 4/15/22                                                         285,564              285,542
Series 2551, Cl. FD, 3.62%, 1/15/33 2                                                       760,810              766,690
Series 2583, Cl. KA, 5.50%, 3/15/22                                                       3,551,329            3,575,032
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 3.686%, 6/1/26 5                                                      1,212,328              217,348
Series 183, Cl. IO, 1.13%, 4/1/27 5                                                       1,860,993              335,578
Series 184, Cl. IO, 5.86%, 12/1/26 5                                                      1,970,858              342,950
Series 192, Cl. IO, 4.038%, 2/1/28 5                                                        470,495               79,897
Series 200, Cl. IO, 2.912%, 1/1/29 5                                                        563,254               97,284
Series 206, Cl. IO, (16.145)%, 12/1/29 5                                                    735,917              146,003
Series 2130, Cl. SC, 7.611%, 3/15/29 5                                                    1,300,245              113,758
Series 2134, Cl. SB, 14.487%, 3/15/29 5                                                   1,427,903              127,201
Series 2796, Cl. SD, 13.76%, 7/15/26 5                                                    2,036,116              188,220
Series 2920, Cl. S, 15.485%, 1/15/35 5                                                    8,880,457              531,590
Series 3000, Cl. SE, 7/15/25 4,5                                                         10,840,000              497,963


                         15 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL                VALUE
                                                                                             AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 6.268%, 6/1/26 6                             $    514,211       $      453,871
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 7/17/20 4                                                                         22,187,000           22,089,932
5%, 6/1/18                                                                                4,946,490            5,007,328
5%, 7/1/18-8/11/35 4                                                                     52,026,417           52,223,600
5.50%, 3/1/33-1/1/34                                                                     28,666,457           29,093,861
5.50%, 7/17/20-7/1/35 4                                                                  39,992,000           40,623,836
6%, 8/1/29                                                                                1,233,470            1,267,873
6%, 8/1/16-7/1/35 4                                                                      58,366,463           60,174,068
6.50%, 11/1/31                                                                            6,291,000            6,541,657
6.50%, 7/1/35 4                                                                         111,846,000          115,760,610
7%, 1/1/09-11/1/17                                                                        4,065,313            4,261,298
7.50%, 2/1/08-3/1/08                                                                         27,718               28,558
8%, 8/1/17                                                                                   14,945               15,542
8.50%, 7/1/32                                                                               159,056              172,907
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, Collateralized Mtg.
Obligations, Trust 2002-T1, Cl. A2, 7%, 11/25/31                                          2,960,661            3,129,296
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd.
Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                                            46,182               47,446
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                        557,708              584,885
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                    4,158,764            4,320,740
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                          965,980              979,996
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                          701,922              707,308
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                          296,431              298,821
Trust 2002-77, Cl. WF, 3.66%, 12/18/32 2                                                  1,181,834            1,189,736
Trust 2003-10, Cl. HP, 5%, 2/25/18                                                        3,670,000            3,751,727
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                     6,305,000            6,586,433
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                     8,316,000            8,677,740
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                     1,074,000            1,133,734
Trust 2003-81, Cl. PA, 5%, 2/25/12                                                          112,361              112,180
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                       2,417,000            2,473,356
Trust 2005-71, Cl. DB, 4.50%, 7/25/05 4                                                   1,170,000            1,134,900
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd.
Real Estate Mtg. Investment Conduit Pass-Through Certificates, Interest-
Only Stripped Mtg.-Backed Security:
Trust 2002-38, Cl. SO, 5.026%, 4/25/32 5                                                    643,980               46,125
Trust 2002-47, Cl. NS, 1.647%, 4/25/32 5                                                  2,516,681              249,938
Trust 2002-51, Cl. S, 1.873%, 8/25/32 5                                                   2,310,856              231,794
Trust 2002-77, Cl. IS, 4.035%, 12/18/32 5                                                 1,097,151              122,342
Trust 2005-71, Cl. SA, 7/25/25 4,5                                                        6,950,000              423,516
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, 1.12%, 6/1/23 5                                                         3,748,558              660,833
Trust 240, Cl. 2, 2.55%, 9/1/23 5                                                         4,363,357              787,305
Trust 252, Cl. 2, (1.734)%, 11/1/23 5                                                     3,004,149              574,861


                         16 | OPPENHEIMER CORE BOND FUND

                                                                                          PRINCIPAL                VALUE
                                                                                             AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security: Continued
Trust 254, Cl. 2, 1.651%, 1/1/24 5                                                     $  1,479,847       $      272,911
Trust 273, Cl. 2, 3.068%, 7/1/26 5                                                          883,852              156,928
Trust 301, Cl. 2, (5.605)%, 4/1/29 5                                                      2,409,888              412,138
Trust 303, Cl. IO, (13.206)%, 11/1/29 5                                                     311,076               57,475
Trust 319, Cl. 2, (3.36)%, 2/1/32 5                                                         938,046              167,680
Trust 321, Cl. 2, (5.72)%, 3/1/32 5                                                       5,427,576              986,667
Trust 322, Cl. 2, 1.65%, 4/1/32 5                                                         9,410,684            1,559,917
Trust 324, Cl. 2, (9.19)%, 6/1/32 5                                                       4,876,209              862,186
Trust 329, Cl. 2, (0.561)%, 1/1/33 5                                                      3,986,936              704,963
Trust 331, Cl. 9, (6.031)%, 12/1/32 5                                                     2,747,925              472,898
Trust 333, Cl. 2, (1.42)%, 3/1/33 5                                                       5,195,517              933,008
Trust 334, Cl. 17, (4.492)%, 2/1/33 5                                                       383,076               62,324
Trust 338, Cl. 2, (2.837)%, 6/1/33 5                                                      1,567,360              281,708
Trust 346, Cl. 2, 9.24%, 12/1/33 5                                                        4,630,125              812,312
Trust 2001-81, Cl. S, 5.117%, 1/25/32 5                                                   1,021,865              104,861
Trust 2002-52, Cl. SD, (1.38)%, 9/25/32 5                                                 2,873,886              312,534
Trust 2002-77, Cl. SH, 9.708%, 12/18/32 5                                                 1,295,317              138,372
Trust 2003-4, Cl. S, 18.483%, 2/25/33 5                                                   2,816,384              277,044
Trust 2004-54, Cl. DS, 8.941%, 11/25/30 5                                                   443,749               36,192
Trust 2005-6, Cl. SE, 15.541%, 2/25/35 5                                                  6,141,130              373,323
Trust 2005-19, Cl. SA, 14.04%, 3/25/35 5                                                 31,952,129            1,990,420
Trust 2005-40, Cl. SA, 18.084%, 5/25/35 5                                                 6,108,403              375,030
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 8.765%, 9/25/23 6                                        1,042,773              915,854
                                                                                                          ---------------
                                                                                                             449,884,604

-------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
3.75%, 7/20/25-7/20/27 2                                                                     41,008               41,714
7%, 7/15/09                                                                                  29,115               30,206
8%, 9/15/05-10/15/06                                                                         13,586               13,818
8.50%, 8/15/17-12/15/17                                                                     416,457              453,390
9%, 2/15/09-6/15/09                                                                          19,790               20,950
10%, 11/15/09                                                                                22,767               24,423
10.50%, 12/15/17-5/15/21                                                                     39,896               45,633
11%, 10/20/19                                                                                75,233               83,550
12%, 5/15/14                                                                                    361                  421
-------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 2.354%, 1/16/27 5                                                 2,404,907              225,492
Series 2002-15, Cl. SM, (2.418)%, 2/16/32 5                                               2,386,871              209,254
Series 2002-76, Cl. SY, 1.396%, 12/16/26 5                                                  970,806               93,095
Series 2004-11, Cl. SM, (2.233)%, 1/17/30 5                                                 373,110               30,895
                                                                                                          ---------------
                                                                                                               1,272,841


                         17 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL                VALUE
                                                                                             AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--12.9%
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--11.7%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series 1996-MD6, Cl. A3, 7.691%, 11/13/29 2                                            $    800,000       $      849,544
-------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security
Collateralized Mtg. Obligations, Series 1997-D4, Cl. PS1, 5.657%, 4/14/29 5              41,727,021            1,432,155
-------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                                   2,160,000            2,168,421
Series 2005-2, Cl. A4, 4.783%, 7/10/42                                                    3,980,000            4,048,406
Series 2005-3, Cl. A2, 4.501%, 7/10/43 4                                                  3,330,000            3,350,813
-------------------------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                    3,179,007            3,223,435
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                    2,645,989            2,712,967
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                                   1,353,003            1,352,993
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34 2                                                   184,125              184,053
Series 2005-E, Cl. 2A2, 4.994%, 6/25/35                                                   1,053,919            1,054,528
-------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                    1,210,000            1,243,857
-------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 6.738%, 6/22/24 5                            8,843,689              355,362
-------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations:
Series 2004-J9, Cl. 1A1, 3.494%, 10/25/34 2                                               1,837,097            1,839,004
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                   6,502,379            6,694,026
-------------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 1996-CF1, Cl. A3, 7.906%, 3/13/28 2                                                  227,124              228,909
-------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35            1,762,181            1,857,172
-------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                   1,730,000            1,742,326
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                                   1,000,000            1,008,268
-------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Obligations,
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                                  1,410,000            1,420,673
-------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                        1,215,849            1,270,371
-------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                       1,850,000            1,850,605
-------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                                  1,609,959            1,588,911
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                                  1,100,000            1,113,828
-------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations,
Series 04-12, Cl. 3A1, 4.495%, 12/25/34 1,2                                               2,522,493            2,516,475
-------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                        800,000              807,294


                         18 | OPPENHEIMER CORE BOND FUND

                                                                                          PRINCIPAL                VALUE
                                                                                             AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                   $  5,000,000       $    5,634,064
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 9.885%, 2/18/30 5                 11,827,898              353,957
-------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Collateralized Mtg. Obligations,
Series 2002-GE1, Cl. A, 2.514%, 7/26/24 1                                                   253,635              220,593
-------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg. Obligations,
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                      3,765,306            3,844,553
-------------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34 2                                      3,427,696            3,433,020
-------------------------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. A1, 6.50%, 8/25/32 4                                                   7,628,105            7,775,904
-------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30 3                                                 2,010,000            2,134,627
-------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                   2,786,573            2,824,766
-------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial
Mtg. Pass-Through Certificates, Series 1999-C1, Cl. X, 5.682%, 5/18/32 5                247,279,808              923,541
-------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C16, Cl. A2, 4.38%, 10/15/41                                                  2,800,000            2,809,364
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                  3,560,000            3,626,751
-------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2005-AR5, Cl. A1, 4.69%, 5/25/35 2                      4,048,493            4,060,089
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg. Obligations:
Series 2004-DD, Cl. 2A1, 4.54%, 1/25/35 2                                                 2,312,269            2,312,911
Series 2004-N, Cl. A10, 3.803%, 8/25/34 1                                                 2,461,410            2,464,278
Series 2004-W, Cl. A2, 4.611%, 11/25/34 2                                                 1,204,841            1,202,728
                                                                                                          ---------------
                                                                                                              89,535,542

-------------------------------------------------------------------------------------------------------------------------
OTHER--0.0%
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. B, (7.37)%, 10/23/17 5                              21,005                4,699
-------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. A, 2.10%, 10/23/17 6                                31,088               28,542
                                                                                                          ---------------
                                                                                                                  33,241

-------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.2%
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                   6,502,079            6,644,312
-------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2002-AL1, Cl. B2, 3.45%, 2/25/32                        2,763,130            2,495,495
                                                                                                          ---------------
                                                                                                               9,139,807
                                                                                                          ---------------
Total Mortgage-Backed Obligations (Cost $550,939,700)                                                        549,866,035


                         19 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL                VALUE
                                                                                             AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--17.3%
Fannie Mae Unsec. Nts., 3.58%, 1/31/07 7                                               $  9,150,000       $    8,614,579
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10                                                                          12,399,000           12,453,593
6.625%, 9/15/09 3                                                                         3,435,000            3,785,329
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
3.01%, 6/2/06                                                                             6,600,000            6,551,054
3.75%, 5/17/07                                                                            1,290,000            1,286,658
6.625%, 9/15/09                                                                           7,630,000            8,415,699
7.25%, 5/15/30                                                                            2,180,000            3,036,603
-------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                                                            3,718,000            3,739,505
5.375%, 11/13/08 3                                                                        2,000,000            2,091,578
Series A, 6.79%, 5/23/12                                                                 14,531,000           16,846,384
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.375%, 8/15/12 3                                                                           125,000              129,678
5.375%, 2/15/31 3                                                                           824,000              972,578
5.50%, 8/15/28 3,8                                                                       13,654,000           16,083,456
8.875%, 8/15/17 3                                                                         6,664,000            9,687,530
STRIPS, 2.99%, 2/15/10 3,7                                                                2,490,000            2,102,815
STRIPS, 3.38%, 2/15/11 3,7                                                                4,621,000            3,747,834
STRIPS, 3.86%, 2/15/13 7                                                                  1,520,000            1,128,980
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.625%, 6/15/10 3                                                                         4,527,000            4,508,611
3.75%, 3/31/07                                                                            7,420,000            7,433,623
4%, 3/15/10-2/15/15 3                                                                    13,300,000           13,395,466
4.875%, 2/15/12                                                                           5,000,000            5,311,720
5.75%, 8/15/10 3                                                                            715,000              781,669
                                                                                                          ---------------
Total U.S. Government Obligations (Cost $130,050,607)                                                        132,104,942

-------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.3%
United Mexican States Nts., 7.50%, 1/14/12 3 (Cost $2,388,794)                            2,370,000            2,693,505

-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--30.7%
-------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.2%
-------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.7%
Delphi Corp., 6.55% Nts.,  6/15/06 3                                                      1,707,000            1,668,593
-------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                      2,660,000            2,752,807
-------------------------------------------------------------------------------------------------------------------------
Visteon Corp., 7.95% Sr. Unsec. Nts., 8/1/05 3                                            1,073,000            1,074,610
                                                                                                          ---------------
                                                                                                               5,496,010


                         20 | OPPENHEIMER CORE BOND FUND

                                                                                          PRINCIPAL                VALUE
                                                                                             AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.9%
DaimlerChrysler NA Holdings Corp.:
7.20% Unsec. Nts., 9/1/09                                                              $  1,850,000       $    2,015,579
8% Nts., 6/15/10                                                                            950,000            1,074,936
-------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
6.50% Unsec. Nts., 1/25/07                                                                2,050,000            2,065,469
7.375% Nts., 10/28/09                                                                       620,000              606,405
7.60% Nts., 8/1/05                                                                        1,195,000            1,197,700
-------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.125% Nts., 9/15/06 3                                                                    1,840,000            1,841,840
7.50% Nts., 7/15/05                                                                       3,330,000            3,331,462
-------------------------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10 3                                                  2,860,000            2,737,972
                                                                                                          ---------------
                                                                                                              14,871,363

-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11                                       1,590,000            1,846,618
-------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07                            2,240,000            2,352,000
-------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                         3,594,000            3,714,025
                                                                                                          ---------------
                                                                                                               7,912,643

-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.9%
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                                   1,685,000            1,794,525
-------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14                                                   1,660,000            1,725,117
-------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13 3                                             1,535,000            1,633,794
-------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                  1,685,000            1,819,800
                                                                                                          ---------------
                                                                                                               6,973,236

-------------------------------------------------------------------------------------------------------------------------
MEDIA--2.4%
AOL Time Warner, Inc., 7.70% Debs., 5/1/32                                                1,980,000            2,512,818
-------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                         3,070,000            3,303,173
-------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.875% Unsec. Nts., 8/15/09                                       395,000              442,976
-------------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 7.375% Unsec. Debs., 6/15/09 9                                     1,740,000            1,883,959
-------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13 3                                     1,720,000            1,602,249
-------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                                  3,400,000            4,336,074
-------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                                 1,037,000            1,342,329
-------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                                            433,000              424,753
3.50% Sr. Unsec. Nts., 10/15/07                                                           2,255,000            2,206,682
                                                                                                          ---------------
                                                                                                              18,055,013

-------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                         2,165,000            2,310,287


                         21 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL                VALUE
                                                                                             AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL Continued
J.C. Penney Co., Inc., 7.40% Nts., 4/1/37 3                                            $  2,095,000       $    2,273,075
-------------------------------------------------------------------------------------------------------------------------
May Department Stores Co.:
3.95% Nts., 7/15/07                                                                       1,221,000            1,213,145
7.90% Unsec. Debs., 10/15/07                                                              1,095,000            1,170,259
                                                                                                          ---------------
                                                                                                               6,966,766

-------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
Gap, Inc. (The):
6.90% Nts., 9/15/07 1                                                                     2,095,000            2,198,604
9.55% Unsub. Nts., 12/15/08 2                                                               507,000              585,011
                                                                                                          ---------------
                                                                                                               2,783,615

-------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.4%
-------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.3%
Albertson's, Inc.:
8% Sr. Unsec. Debs., 5/1/31                                                               1,440,000            1,751,096
8.70% Sr. Unsec. Debs., 5/1/30                                                              743,000              964,655
-------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                          1,275,000            1,598,186
-------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                                 2,545,000            2,720,284
-------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 1,10,11                                         476,601                   --
-------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07                                             3,060,000            3,084,330
                                                                                                          ---------------
                                                                                                              10,118,551

-------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.1%
ConAgra Foods, Inc., 6% Nts., 9/15/06                                                     1,615,000            1,642,975
-------------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                                2,515,000            2,495,499
-------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                                     3,835,000            3,911,363
                                                                                                          ---------------
                                                                                                               8,049,837

-------------------------------------------------------------------------------------------------------------------------
ENERGY--0.8%
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS--0.8%
Chesapeake Energy Corp., 7.50% Sr. Nts., 6/15/14                                          1,665,000            1,814,850
-------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                        1,650,000            1,820,178
-------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts., 2/1/09                     1,195,000            1,308,525
-------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 9                   1,542,750            1,490,659
                                                                                                          ---------------
                                                                                                               6,434,212

-------------------------------------------------------------------------------------------------------------------------
FINANCIALS--9.6%
-------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Credit Suisse First Boston, Inc. (USA), 5.50% Nts., 8/15/13                               3,300,000            3,500,366
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Capital XV, 5.875% Nts., 3/15/35                                                 2,490,000            2,564,852
                                                                                                          ---------------
                                                                                                               6,065,218


                         22 | OPPENHEIMER CORE BOND FUND

                                                                                          PRINCIPAL                VALUE
                                                                                             AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.0%
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                                 $     41,000       $       42,124
-------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bond 12                                               2,950,000            3,013,425
-------------------------------------------------------------------------------------------------------------------------
Mellon Bank NA, 4.75% Unsec. Sub. Nts., 12/15/14                                          2,770,000            2,816,752
-------------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                               216,000              237,568
-------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                                         1,680,000            1,672,195
7.75% Unsec. Sub. Nts., 5/1/10                                                              150,000              172,367
                                                                                                          ---------------
                                                                                                               7,954,431

-------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13                                        3,475,000            3,486,002
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.9%
American Express Centurion Bank, 4.375% Nts., 7/30/09                                     1,155,000            1,164,471
-------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                     1,325,000            1,556,095
-------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                                         2,995,000            3,587,558
-------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                                             1,500,000            1,477,940
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12                            3,195,000            3,404,550
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                                           2,030,000            2,168,710
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                                        325,000              344,558
-------------------------------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                                             2,630,000            3,069,660
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14                           3,415,000            3,504,685
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                        1,610,000            1,792,463
                                                                                                          ---------------
                                                                                                              22,070,690

-------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.4%
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 9                                635,000              637,384
-------------------------------------------------------------------------------------------------------------------------
Allstate Life Global Funding II, 3.50% Nts., 7/30/07                                        860,000              850,259
-------------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 9                                      2,487,000            2,895,241
-------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Bonds, 8/1/33                              2,005,000            1,917,446
-------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5% Nts., 6/15/15 3                                                         1,230,000            1,250,719
-------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12                                   1,430,000            1,546,601
-------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 9                               2,675,000            3,543,530
-------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                   2,670,000            3,572,027
-------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08                         2,320,000            2,285,757
                                                                                                          ---------------
                                                                                                              18,498,964

-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.7%
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07 3                                                           560,000              585,076
8.10% Unsec. Nts., 8/1/10                                                                 1,890,000            2,180,281


                         23 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL                VALUE
                                                                                             AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE Continued
iStar Financial, Inc., 4.875% Sr. Unsec. Nts., Series B, 1/15/09                       $  2,645,000       $    2,640,501
-------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                           1,625,000            1,708,408
-------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP:
5.45% Unsec. Nts., 3/15/13 3                                                              1,335,000            1,391,107
5.625% Unsec. Unsub. Nts., 8/15/14                                                        1,295,000            1,352,959
-------------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                 3,160,000            3,222,344
                                                                                                          ---------------
                                                                                                              13,080,676

-------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Financial Corp., 4.50% Nts., Series A, 6/15/10                                1,970,000            1,969,724
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.2%
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.2%
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                               3,200,000            3,267,290
-------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.:
7% Sr. Unsec. Nts., 1/15/11                                                               1,240,000            1,391,454
7.40% Unsec. Nts., 5/15/07                                                                2,505,000            2,643,479
-------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                                   736,000              755,458
-------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc., 4.875% Bonds, 3/15/15                                             853,000              872,790
                                                                                                          ---------------
                                                                                                               8,930,471

-------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.7%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.7%
Boeing Capital Corp., 5.75% Sr. Nts., 2/15/07 3                                             503,000              516,695
-------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.:
7.65% Unsec. Unsub. Debs., 5/1/16                                                         1,070,000            1,332,442
8.50% Bonds, 12/1/29                                                                        645,000              934,399
-------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                                          2,040,000            2,309,870
-------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.50% Unsec. Nts., 7/15/05                                                    224,000              224,153
                                                                                                          ---------------
                                                                                                               5,317,559

-------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                                    3,490,000            3,400,485
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.8%
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08                       1,570,000            1,656,350
-------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.:
6.875% Sr. Unsec. Nts., 5/15/09                                                           3,165,000            3,429,464
7% Sr. Nts., 7/15/28                                                                        700,000              814,372
                                                                                                          ---------------
                                                                                                               5,900,186


                         24 | OPPENHEIMER CORE BOND FUND

                                                                                          PRINCIPAL                VALUE
                                                                                             AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.5%
Tyco International Group SA:
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                                 $  2,225,000       $    2,255,098
6.75% Sr. Unsub. Nts., 2/15/11                                                            1,140,000            1,267,006
                                                                                                          ---------------
                                                                                                               3,522,104

-------------------------------------------------------------------------------------------------------------------------
MARINE--0.0%
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07 1,10,11          171,000              149,625
-------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.3%
Canadian National Railway Co., 4.25% Nts., 8/1/09 3                                         434,000              434,036
-------------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                                    1,795,000            1,898,925
                                                                                                          ---------------
                                                                                                               2,332,961

-------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.0%
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 1,10,11                  200,000              110,000
-------------------------------------------------------------------------------------------------------------------------
MATERIALS--0.2%
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.0%
Morton International, Inc., 9.65% Credit Sensitive Nts., 6/1/20                              85,000              126,697
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.2%
Ford Motor Credit Co., 6.25% Unsec. Nts., 12/8/05                                         1,557,000            1,564,643
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.1%
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.7%
British Telecommunications plc, 8.875% Bonds, 12/15/30                                    1,520,000            2,152,288
-------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11 3                                    1,029,000            1,153,766
-------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10                     2,070,000            2,401,482
-------------------------------------------------------------------------------------------------------------------------
France Telecom SA:
8% Sr. Unsec. Nts., 3/1/11 2                                                              1,600,000            1,858,923
8.75% Sr. Unsec. Nts., 3/1/31 2                                                             520,000              727,259
-------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                                 2,140,000            2,986,289
-------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.75% Nts., 1/27/10 9                                       1,600,000            1,606,656
                                                                                                          ---------------
                                                                                                              12,886,663

-------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                              2,350,000            2,819,441
-------------------------------------------------------------------------------------------------------------------------
UTILITIES--3.5%
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.0%
CenterPoint Energy, Inc.:
7.25% Sr. Nts., Series B, 9/1/10                                                          2,020,000            2,243,673
8.125% Unsec. Nts., Series B, 7/15/05                                                       840,000              840,884
-------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7% Unsec. Nts., 4/1/12                                  2,375,000            2,682,814
-------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                                 1,425,000            1,643,568


                         25 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL                VALUE
                                                                                             AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                          $  1,035,000       $    1,056,382
-------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06 3                                               1,260,000            1,282,003
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                                1,455,000            1,784,300
-------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 1,2                              1,435,000            1,553,388
-------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                          3,015,000            3,207,312
-------------------------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts., 2/1/10 9                       1,505,000            1,721,654
-------------------------------------------------------------------------------------------------------------------------
PSE&G Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07 1,3                                 1,810,000            1,877,875
-------------------------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06 3                                          645,000              658,511
-------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.55% Nts., 11/15/34 3,9                                                       2,345,000            2,314,801
                                                                                                          ---------------
                                                                                                              22,867,165

-------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.5%
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                                  2,260,000            2,599,784
-------------------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                                       1,260,000            1,432,214
                                                                                                          ---------------
                                                                                                               4,031,998
                                                                                                          ---------------
Total Corporate Bonds and Notes (Cost $230,833,983)                                                          234,746,949

                                                                                             SHARES
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.0%
Chesapeake Energy Corp.                                                                         181                4,127
-------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 1,11,13                                     25                   --
                                                                                                          ---------------
Total Common Stocks (Cost $109)                                                                                    4,127

                                                                                              UNITS
-------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Concentric Network Corp. Wts., Exp. 12/15/07 1,11                                                50                   --
-------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 1,11                                            300                    3
-------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,11                                                     1,063                   11
-------------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 1,11                                              1,980                   --
-------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 9,11                                       150                   --
-------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,11                                       200                   --
-------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc. Rts., Exp. 7/8/05 11                                                 34                   --
-------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 11                                                   2,028                  750
                                                                                                          ---------------
Total Rights, Warrants and Certificates (Cost $25,015)                                                               764


                         26 | OPPENHEIMER CORE BOND FUND

                                                                                          PRINCIPAL                VALUE
                                                                                             AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.2%
Undivided interest of 1.97% in joint repurchase agreement (Principal
Amount/Value $1,234,399,000, with a maturity value of $1,234,508,724)
with UBS Warburg LLC, 3.20%, dated 6/30/05, to be repurchased at
$24,376,167 on 7/1/05, collateralized by Federal Home Loan Mortgage
Corp., 5.50%, 2/1/35, with a value of $1,260,871,334 (Cost $24,374,000)                $ 24,374,000       $   24,374,000
-------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $1,033,712,885)                                                   1,037,558,426

-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--7.5%
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.7%
Trust Money Market Securities, Series A-2, 3.295%, 7/15/05 14                             2,000,000            2,000,000
-------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 3.48%, 9/15/05 14                                            3,000,000            3,000,000
                                                                                                          ---------------
                                                                                                               5,000,000

-------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.5%
Allstate Life Insurance, 3.301%, 7/1/05 14                                                2,000,000            2,000,000
-------------------------------------------------------------------------------------------------------------------------
Protective Life Insurance Co., 3.31%, 7/29/05 14                                          2,000,000            2,000,000
                                                                                                          ---------------
                                                                                                               4,000,000

-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.6%
Undivided interest of 0.19% in joint repurchase agreement (Principal
Amount/Value $4,000,000,000, with a maturity value of $4,000,386,667)
with Nomura Securities, 3.48%, dated 6/30/05, to be repurchased at
$7,464,929 on 7/1/05, collateralized by U.S. Agency Mortgages,
0.00%--5.959%, 1/15/18--4/1/42, with a value of $4,160,000,001 14                         7,464,207            7,464,207
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.63% in joint repurchase agreement (Principal
Amount/Value $4,000,000,000, with a maturity value of $4,000,385,278)
with Nomura Securities, 3.4675%, dated 6/30/05, to be repurchased at
$25,002,408 on 7/1/05, collateralized by U.S. Agency Mortgages,
0.00%--5.959%, 1/15/18--4/1/42, with a value of $4,160,000,001 14                        25,000,000           25,000,000
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 2% in joint repurchase agreement (Principal
Amount/Value $500,000,000, with a maturity value of $500,048,611)
with WAMU Capital Corp., 3.50%, dated 6/30/05, to be repurchased at
$10,000,972 on 7/1/05, collateralized by U.S. Agency Mortgages,
2.95%--8%, 3/1/17--4/1/44, with a value of $510,000,000 14                               10,000,000           10,000,000
                                                                                                          ---------------
                                                                                                              42,464,207

-------------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.5%
Bear Stearns, 3.618%, 7/1/05 14                                                           4,000,000            4,000,000
-------------------------------------------------------------------------------------------------------------------------
MEDIUM TERM FLOATING NOTE--0.2%
American Express Credit Corp., 3.262%, 7/18/05 14                                         1,901,330            1,901,330
                                                                                                          ---------------

Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $57,365,537)                                                                                            57,365,537


                         27 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                                   VALUE
                                                                                                              SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,091,078,422)                                             143.3%      $1,094,923,963
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                         (43.3)        (330,803,265)
                                                                                       ----------------------------------
NET ASSETS                                                                                    100.0%      $  764,120,698
                                                                                       ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2005 was $29,405,936, which represents 3.85% of the Fund's net assets, none of which is considered restricted. See Note 7 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. Partial or fully-loaned security--See Note 8 of Notes to Financial
Statements.

4. When-issued security or forward commitment to be delivered and settled after June 30, 2005. See Note 1 of Notes to Financial Statements.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $20,753,847 or 2.72% of the Fund's net assets as of June 30, 2005.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,398,267 or 0.18% of the Fund's net assets as of June 30, 2005.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $4,593,927. See Note 5 of Notes to Financial Statements.

9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $16,093,884 or 2.11% of the Fund's net assets as of June 30, 2005.

10. Issue is in default. See Note 1 of Notes to Financial Statements.

11. Non-income producing security.

12. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

13. Received as the result of issuer reorganization.

14. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         28 | OPPENHEIMER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2005
------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $68,201,035)
(cost $1,091,078,422)--see accompanying statement of investments                      $ 1,094,923,963
------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                           12,059,303
------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                      37,614
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $91,006,746 sold on a when-issued basis or
forward commitment)                                                                       104,020,776
Interest                                                                                    6,828,045
Shares of beneficial interest sold                                                          3,907,620
Other                                                                                          16,422
                                                                                      ----------------
Total assets                                                                            1,221,793,743

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Bank overdraft                                                                              5,650,832
------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                 69,424,840
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $368,496,919 purchased on a when-issued basis or
forward commitment)                                                                       380,361,863
Shares of beneficial interest redeemed                                                        725,919
Distribution and service plan fees                                                            403,411
Dividends                                                                                     342,989
Futures margins                                                                               157,841
Transfer and shareholder servicing agent fees                                                 156,296
Shareholder communications                                                                     36,250
Trustees' compensation                                                                         16,123
Other                                                                                         396,681
                                                                                      ----------------
Total liabilities                                                                         457,673,045

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $   764,120,698
                                                                                      ================

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                            $        73,112
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                761,544,548
------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                            (1,317,147)
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                 (603,503)
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                  4,423,688
                                                                                      ----------------
NET ASSETS                                                                            $   764,120,698
                                                                                      ================


                         29 | OPPENHEIMER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$423,655,022 and 40,530,410 shares of beneficial interest outstanding)                 $10.45
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                            $10.97
---------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $135,643,936
and 12,981,339 shares of beneficial interest outstanding)                              $10.45
---------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $91,876,227
and 8,783,785 shares of beneficial interest outstanding)                               $10.46
---------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $29,408,618
and 2,814,368 shares of beneficial interest outstanding)                               $10.45
---------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $83,536,895 and 8,002,170 shares of beneficial interest outstanding)     $10.44

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         30 | OPPENHEIMER CORE BOND FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 15,000,609
--------------------------------------------------------------------------------
Fee income                                                            2,278,617
--------------------------------------------------------------------------------
Portfolio lending fees                                                   57,329
--------------------------------------------------------------------------------
Dividends                                                                    17
                                                                   -------------
Total investment income                                              17,336,572

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       1,943,398
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 471,527
Class B                                                                 696,337
Class C                                                                 426,523
Class N                                                                  66,817
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 412,184
Class B                                                                 195,401
Class C                                                                 111,128
Class N                                                                  54,394
Class Y                                                                  78,018
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  48,359
Class B                                                                  28,869
Class C                                                                  12,251
Class N                                                                   1,931
--------------------------------------------------------------------------------
Custodian fees and expenses                                              14,947
--------------------------------------------------------------------------------
Trustees' compensation                                                    8,343
--------------------------------------------------------------------------------
Other                                                                    27,336
                                                                   -------------
Total expenses                                                        4,597,763
Less reduction to custodian expenses                                     (9,007)
Less waivers and reimbursements of expenses                            (667,923)
                                                                   -------------
Net expenses                                                          3,920,833

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                13,415,739


                         31 | OPPENHEIMER CORE BOND FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                        $   (626,837)
Closing of futures contracts                                          2,695,251
Swap contracts                                                          (87,144)
                                                                   -------------
Net realized gain                                                     1,981,270
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                            (949,109)
Futures contracts                                                      (126,850)
Swap contracts                                                           25,826
                                                                   -------------
Net change in unrealized appreciation                                (1,050,133)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 14,346,876
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         32 | OPPENHEIMER CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            SIX MONTHS               YEAR
                                                                 ENDED              ENDED
                                                         JUNE 30, 2005       DECEMBER 31,
                                                           (UNAUDITED)               2004
------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------
Net investment income                                    $  13,415,739      $  22,568,565
------------------------------------------------------------------------------------------
Net realized gain                                            1,981,270         13,788,328
------------------------------------------------------------------------------------------
Net change in unrealized appreciation                       (1,050,133)        (6,680,433)
                                                         ---------------------------------
Net increase in net assets resulting from operations        14,346,876         29,676,460

------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                     (7,841,249)       (14,770,071)
Class B                                                     (2,321,622)        (5,647,015)
Class C                                                     (1,423,554)        (2,956,677)
Class N                                                       (513,235)          (870,216)
Class Y                                                     (1,266,496)        (2,000,794)

------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                     78,945,645        (40,358,244)
Class B                                                    (12,933,891)       (50,192,314)
Class C                                                      7,046,204         (6,332,036)
Class N                                                      3,770,707          7,706,597
Class Y                                                     45,195,313         (5,409,686)

------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------
Total increase (decrease)                                  123,004,698        (91,153,996)
------------------------------------------------------------------------------------------
Beginning of period                                        641,116,000        732,269,996
                                                         ---------------------------------
End of period (including accumulated net investment
loss of $1,317,147 and $1,366,730, respectively)         $ 764,120,698      $ 641,116,000
                                                         =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         33 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                                      YEAR
                                                   ENDED                                                                     ENDED
                                           JUNE 30, 2005                                                                  DEC. 31,
CLASS A                                      (UNAUDITED)          2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  10.44      $  10.38       $  10.14       $   9.74       $   9.79       $   9.97
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .21 1         .38 1          .35            .54            .73            .73
Net realized and unrealized gain (loss)              .01           .12            .24            .40           (.05)          (.18)
                                                ------------------------------------------------------------------------------------
Total from investment operations                     .22           .50            .59            .94            .68            .55
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.21)         (.44)          (.35)          (.54)          (.73)          (.73)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  10.45      $  10.44       $  10.38       $  10.14       $   9.74       $   9.79
                                                ====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  2.14%         4.90%          5.87%         10.06%          7.05%          5.80%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $423,655      $344,205       $382,966       $356,480       $280,132       $202,833
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $386,528      $353,046       $382,420       $316,279       $237,232       $205,883
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               4.10%         3.63%          3.39%          5.47%          7.31%          7.48%
Total expenses                                      1.06%         1.10%          1.10%          1.10%          1.23%          1.31%
Expenses after payments and waivers and
reduction to custodian expenses                     0.90%         0.93%           N/A 4,5        N/A 4          N/A 4          N/A 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               54% 6         94% 6         111%           151%           162%           255%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2005               $1,937,087,955       $1,849,715,853
Year Ended December 31, 2004                  3,447,306,025        3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         34 | OPPENHEIMER CORE BOND FUND

                                              SIX MONTHS                                                                      YEAR
                                                   ENDED                                                                     ENDED
                                           JUNE 30, 2005                                                                  DEC. 31,
CLASS B                                      (UNAUDITED)          2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  10.44      $  10.37       $  10.13       $   9.73       $   9.79       $   9.96
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .17 1         .30 1          .27            .47            .65            .66
Net realized and unrealized gain (loss)              .01           .13            .24            .40           (.05)          (.17)
                                                ------------------------------------------------------------------------------------
Total from investment operations                     .18           .43            .51            .87            .60            .49
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.17)         (.36)          (.27)          (.47)          (.66)          (.66)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  10.45      $  10.44       $  10.37       $  10.13       $   9.73       $   9.79
                                                ====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  1.76%         4.21%          5.05%          9.26%          6.14%          5.11%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $135,644      $148,445       $197,774       $217,789       $161,998       $ 83,637
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $140,448      $167,685       $216,853       $187,343       $118,521       $ 83,394
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               3.35%         2.86%          2.61%          4.68%          6.60%          6.71%
Total expenses                                      1.90%         1.91%          1.87%          1.85%          1.99%          2.07%
Expenses after payments and waivers and
reduction to custodian expenses                     1.65%         1.69%           N/A 4,5        N/A 4          N/A 4          N/A 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               54% 6         94% 6         111%           151%           162%           255%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2005               $1,937,087,955       $1,849,715,853
Year Ended December 31, 2004                  3,447,306,025        3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         35 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                                      YEAR
                                                   ENDED                                                                     ENDED
                                           JUNE 30, 2005                                                                  DEC. 31,
CLASS C                                      (UNAUDITED)          2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  10.45      $  10.39       $  10.14       $   9.74       $   9.80       $   9.97
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .17 1         .30 1          .27            .47            .65            .66
Net realized and unrealized gain (loss)              .01           .12            .25            .40           (.05)          (.17)
                                                ------------------------------------------------------------------------------------
Total from investment operations                     .18           .42            .52            .87            .60            .49
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.17)         (.36)          (.27)          (.47)          (.66)          (.66)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  10.46      $  10.45       $  10.39       $  10.14       $   9.74       $   9.80
                                                ====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  1.76%         4.12%          5.18%          9.26%          6.14%          5.11%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $ 91,876      $ 84,696       $ 90,583       $ 90,800       $ 57,049       $ 24,303
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $ 86,076      $ 86,020       $ 96,361       $ 75,531       $ 36,886       $ 22,605
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               3.35%         2.87%          2.64%          4.61%          6.65%          6.71%
Total expenses                                      1.86%         1.87%          1.84%          1.83%          1.98%          2.07%
Expenses after payments and waivers and
reduction to custodian expenses                     1.65%         1.68%           N/A 4,5        N/A 4          N/A 4          N/A 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               54% 6         94% 6         111%           151%           162%           255%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2005               $1,937,087,955       $1,849,715,853
Year Ended December 31, 2004                  3,447,306,025        3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         36 | OPPENHEIMER CORE BOND FUND

                                                      SIX MONTHS                                                        YEAR
                                                           ENDED                                                       ENDED
                                                   JUNE 30, 2005                                                    DEC. 31,
CLASS N                                              (UNAUDITED)           2004           2003           2002         2001 1
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  10.44       $  10.37       $  10.13       $   9.73       $  10.02
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .20 2          .35 2          .31            .51            .61
Net realized and unrealized gain (loss)                      .01            .13            .24            .40           (.29)
                                                        ----------------------------------------------------------------------
Total from investment operations                             .21            .48            .55            .91            .32
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                        (.20)          (.41)          (.31)          (.51)          (.61)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $  10.45       $  10.44       $  10.37       $  10.13       $   9.73
                                                        ======================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          2.01%          4.71%          5.51%          9.73%          3.18%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $ 29,409       $ 25,580       $ 17,732       $ 11,302       $  2,176
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $ 26,974       $ 21,411       $ 15,338       $  7,071       $    768
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       3.85%          3.38%          3.03%          4.76%          7.87%
Total expenses                                              1.50%          1.51%          1.50%          1.44%          1.37%
Expenses after payments and waivers and reduction
to custodian expenses                                       1.15%          1.20%          1.44%           N/A 5          N/A 5
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       54% 6          94% 6         111%           151%           162%

1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2005               $1,937,087,955       $1,849,715,853
Year Ended December 31, 2004                  3,447,306,025        3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         37 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                                      YEAR
                                                   ENDED                                                                     ENDED
                                           JUNE 30, 2005                                                                  DEC. 31,
CLASS Y                                      (UNAUDITED)          2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  10.43      $  10.36       $  10.12       $   9.72       $   9.78       $   9.95
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .21 1         .41 1          .39            .59            .76            .85
Net realized and unrealized gain (loss)              .02           .13            .24            .40           (.05)          (.18)
                                                ------------------------------------------------------------------------------------
Total from investment operations                     .23           .54            .63            .99            .71            .67
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.22)         (.47)          (.39)          (.59)          (.77)          (.84)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  10.44      $  10.43       $  10.36       $  10.12       $   9.72       $   9.78
                                                ====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  2.27%         5.30%          6.35%         10.58%          7.30%          7.13%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $ 83,537      $ 38,190       $ 43,215       $ 24,358       $  4,067       $    877
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $ 58,480      $ 45,333       $ 38,398       $ 10,243       $  2,286       $    340
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               4.38%         3.92%          3.80%          5.53%          7.85%          7.92%
Total expenses                                      0.84%         0.64%          0.63%          0.63%          0.94%          0.83%
Expenses after payments and waivers and
reduction to custodian expenses                     0.65%          N/A 4          N/A 4          N/A 4         0.92%           N/A 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               54% 5         94% 5         111%           151%           162%           255%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2005               $1,937,087,955       $1,849,715,853
Year Ended December 31, 2004                  3,447,306,025        3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         38 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Core Bond Fund (the Fund), formerly Oppenheimer Bond Fund, is a separate fund of Oppenheimer Integrity Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 14, 2005, shareholders of the Fund approved a modification to the Fund's investment objective. Effective January 21, 2005, the Fund's investment objective is to seek total return by investing mainly in debt instruments. Previously, the Fund's investment objective was to seek a high level of current income by investing mainly in debt instruments. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities


                         39 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2005, the Fund had purchased $368,496,919 of securities issued on a when-issued basis or forward commitment and sold $91,006,746 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.


                         40 | OPPENHEIMER CORE BOND FUND

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2005, securities with an aggregate market value of $259,625, representing 0.03% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $26,089. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of June 30, 2005, it is estimated that the Fund will utilize $1,981,270 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2004, the Fund utilized $10,865,230 of capital loss carryforward to offset capital gains realized in that fiscal year.


                         41 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

As of December 31, 2004, the Fund had available for federal income tax purposes unused capital loss carryforward as follows:

                        EXPIRING
                        --------------------------
                        2010            $2,007,359

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                         42 | OPPENHEIMER CORE BOND FUND

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                   SIX MONTHS ENDED JUNE 30, 2005              YEAR ENDED DECEMBER 31, 2004
                                      SHARES               AMOUNT               SHARES               AMOUNT
------------------------------------------------------------------------------------------------------------
CLASS A
Sold                              11,255,684        $ 117,388,225            9,562,646        $  99,724,382
Dividends and/or
distributions reinvested             630,095            6,559,082            1,163,350           12,097,690
Redeemed                          (4,325,701)         (45,001,662)         (14,652,987)        (152,180,316)
                                  --------------------------------------------------------------------------
Net increase (decrease)            7,560,078        $  78,945,645           (3,926,991)       $ (40,358,244)
                                  ==========================================================================

------------------------------------------------------------------------------------------------------------
CLASS B
Sold                               1,090,882        $  11,359,216            2,207,444        $  22,976,953
Dividends and/or
distributions reinvested             183,007            1,904,819              432,832            4,499,401
Redeemed                          (2,517,867)         (26,197,926)          (7,478,492)         (77,668,668)
                                  --------------------------------------------------------------------------
Net decrease                      (1,243,978)       $ (12,933,891)          (4,838,216)       $ (50,192,314)
                                  ==========================================================================

------------------------------------------------------------------------------------------------------------
CLASS C
Sold                               1,691,235        $  17,612,817            2,121,902        $  22,129,587
Dividends and/or
distributions reinvested             115,360            1,201,941              235,133            2,447,087
Redeemed                          (1,130,448)         (11,768,554)          (2,971,439)         (30,908,710)
                                  --------------------------------------------------------------------------
Net increase (decrease)              676,147        $   7,046,204             (614,404)       $  (6,332,036)
                                  ==========================================================================

------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                 797,287        $   8,288,716            1,560,717        $  16,256,014
Dividends and/or
distributions reinvested              43,884              456,805               79,094              822,229
Redeemed                            (477,881)          (4,974,814)            (897,845)          (9,371,646)
                                  --------------------------------------------------------------------------
Net increase                         363,290        $   3,770,707              741,966        $   7,706,597
                                  ==========================================================================

------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                               4,560,670        $  47,486,203            4,235,213        $  44,071,154
Dividends and/or
distributions reinvested             121,742            1,265,953               72,990              761,028
Redeemed                            (343,439)          (3,556,843)          (4,815,194)         (50,241,868)
                                  --------------------------------------------------------------------------
Net increase (decrease)            4,338,973        $  45,195,313             (506,991)       $  (5,409,686)
                                  ==========================================================================


                         43 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended June 30, 2005, were $400,068,646 and $291,210,859, respectively. There were purchases of $62,081,235 and sales of $46,297,730 of U.S. government and government agency obligations for the six months ended June 30, 2005. In addition, there were purchases of $1,937,087,955 and sales of $1,849,715,853 of To Be Announced (TBA) mortgage-related securities for the six months ended June 30, 2005.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at annual rate of 0.60% of the first $200 million of average annual net assets of the Fund, 0.57% of the next $200 million, 0.54% of the next $200 million, 0.51% of the next $200 million, 0.45% of the next $200 million and 0.35% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2005, the Fund paid $847,010 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


                         44 | OPPENHEIMER CORE BOND FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2005 for Class B, Class C and Class N shares were $3,359,784, $1,809,987 and $512,161, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                         CLASS A           CLASS B           CLASS C           CLASS N
                        CLASS A       CONTINGENT        CONTINGENT        CONTINGENT        CONTINGENT
                      FRONT-END         DEFERRED          DEFERRED          DEFERRED          DEFERRED
                  SALES CHARGES    SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES
SIX MONTHS          RETAINED BY      RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY
ENDED               DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
------------------------------------------------------------------------------------------------------
June 30, 2005          $248,054           $1,136          $231,097            $8,774            $7,533

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective March 1, 2004, the Manager has voluntarily undertaken to limit the "Total Annual Operating Expenses" for all classes of shares so that "Total Annual Operating Expenses," as percentages of average daily net assets, will not exceed the following annual rates: 0.90% for the Class A shares; 1.65% for the Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares. During the six months ended June 30, 2005, the Manager reimbursed the Fund $305,016, $171,107, $90,220, $38,717 and $55,625 for Class A, Class B, Class C, Class N and Class Y, respectively. The Manager may terminate this voluntary expense limitation arrangement at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended June 30, 2005, OFS waived $7,238 for Class N shares. This undertaking may be amended or withdrawn at any time.


                         45 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2005, the Fund had outstanding futures contracts as follows:

                                                                                      UNREALIZED
                              EXPIRATION      NUMBER OF     VALUATION AS OF         APPRECIATION
CONTRACT DESCRIPTION               DATES      CONTRACTS       JUNE 30, 2005       (DEPRECIATION)
-------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                  9/21/05            376       $  44,650,000            $ 770,509
                                                                                       ----------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.        9/30/05            768        (159,504,000)             (64,456)
U.S. Treasury Nts., 5 yr.        9/21/05            806         (87,765,844)            (161,697)
U.S. Treasury Nts., 10 yr.       9/21/05             29          (3,290,594)              (3,823)
                                                                                       ----------
                                                                                        (229,976)
                                                                                       ----------
                                                                                       $ 540,533
                                                                                       ==========


                         46 | OPPENHEIMER CORE BOND FUND

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of June 30, 2005, the Fund had entered into the following total return swap agreements:

                                           PAID BY        RECEIVED BY
                         NOTIONAL      THE FUND AT        THE FUND AT     TERMINATION        UNREALIZED
SWAP COUNTERPARTY          AMOUNT    JUNE 30, 2005      JUNE 30, 2005            DATE      APPRECIATION
-------------------------------------------------------------------------------------------------------
                                         One-LIBOR
UBS AG                $12,270,000       Minus 0.25%            6.6024%        12/1/05       $    37,614

Index abbreviations are as follows:

LIBOR    London-Interbank Offered Rate

--------------------------------------------------------------------------------
7. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                   ACQUISITION                    VALUATION AS OF          UNREALIZED
SECURITY                                  DATE         COST         JUNE 30, 2005        DEPRECIATION
-----------------------------------------------------------------------------------------------------
Geotek Communications, Inc.,
Series B, Escrow Shares                 1/4/01         $100                  $ --                $100


                         47 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2005, the Fund had on loan securities valued at $68,201,035. Collateral of $69,424,840 was received for the loans, of which $57,365,537 was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                         48 | OPPENHEIMER CORE BOND FUND

REPORT OF SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On January 14, 2005, a shareholder meeting of the Oppenheimer Core Bond Fund, formerly Oppenheimer Bond Fund, was held at which the ten Trustees identified below were elected (Proposal No. 1) and the approval of a modification to the Fund's investment objective was approved (Proposal No. 2) as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:

--------------------------------------------------------------------------------
PROPOSAL NO. 1

NOMINEE                                       FOR      WITHHELD            TOTAL
--------------------------------------------------------------------------------
TRUSTEES
William L. Armstrong               42,384,525.983   629,236.830   43,013,762.813
Robert G. Avis                     42,367,245.217   646,517.596   43,013,762.813
George C. Bowen                    42,412,991.547   600,771.266   43,013,762.813
Edward L. Cameron                  42,403,919.312   609,843.501   43,013,762.813
Jon S. Fossel                      42,388,744.991   625,017.822   43,013,762.813
Sam Freedman                       42,389,311.151   624,451.662   43,013,762.813
Beverly L. Hamilton                42,424,276.911   589,485.902   43,013,762.813
Robert J. Malone                   42,410,565.318   603,197.495   43,013,762.813
F. William Marshall, Jr.           42,407,891.000   605,871.813   43,013,762.813
John V. Murphy                     42,407,244.364   606,518.449   43,013,762.813

--------------------------------------------------------------------------------
PROPOSAL NO. 2: To Approve a Modification to the Fund's Investment Objective

           FOR          AGAINST            ABSTAIN               TOTAL
--------------------------------------------------------------------------------
31,872,905.336      660,528.749      1,094,674.728      33,628,108.813


                         49 | OPPENHEIMER CORE BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         50 | OPPENHEIMER CORE BOND FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of the Fund's portfolio managers and the Manager's fixed-income investment team and analysts. The Fund has been managed by a portfolio management team comprised of Angelo Manioudakis, Benjamin Gord and Charles Moon since April 2002. Mr. Manioudakis has been a Senior Vice President of the Manager and of HarbourView Asset Management Corporation since April 2002 and a Senior Vice President of OFI Institutional Asset Management, Inc. since June 2002. Mr. Gord and Mr. Moon have been Vice Presidents of the


                         51 | OPPENHEIMER CORE BOND FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT
Unaudited / Continued
--------------------------------------------------------------------------------

Manager since April 2002. Messrs. Manioudakis, Gord and Moon have each had between 10 and 15 years of experience managing fixed-income investments.

      The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other A-rated corporate debt funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's five-year and ten-year performance was below its peer group average. However, the Fund's one-year and three-year performance was better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other A-rated corporate debt funds and other funds with comparable asset levels and distribution features. The Manager has agreed to voluntarily limit the "Total Annual Operating Expenses" for all classes of shares so that "Total Annual Operating Expenses," as percentages of average daily net assets, will not exceed: 0.90% for the Class A shares; 1.65% for the Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares. The Board noted that the Fund's contractual and actual management fees and its total expenses are all lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The


                         52 | OPPENHEIMER CORE BOND FUND

Board considered that the Fund has not experienced recent asset growth and that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                         53 | OPPENHEIMER CORE BOND FUND

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ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUNDS' GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

      1. The Funds' Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

      2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the

            Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

      3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

                  o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

                  o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

                  o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

                  o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

            The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

      4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005 the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

By:   /s/Brian W. Wixted
         -----------------
         Brian W. Wixted
         Principal Financial Officer

Date:    August 10, 2005